Accumulated Other Elements of Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Elements of Comprehensive Income [Abstract]
Accumulated Other Elements of Comprehensive Income
Note 14: Accumulated Other Elements of Comprehensive Income (Loss)
Accumulated other elements of comprehensive income (loss) comprised the following:

	December 31,
(dollars in millions)	2011	2010

Accumulated foreign currency translation gain (loss)	$(28.7)	$31.5
Prior service credits, net, related to the Company's pension and postretirement benefit plans	4.1	4.3
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(60.3)	(55.8)
Change in fair value of derivatives accounted for as cash flow hedges and other, net of tax	(5.9)	(7.1)

	$(90.8)	$(27.1)